Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Related party transactions [abstract]
Number of people | employee	104,460	98,277	102,168
Direct or indirect compensation	$ 17,700	$ 15,600	$ 13,400
Pension expense	2,500	10,800	6,100
Share-based payments expense	12,600	6,500	5,300
Severance provision	117,000	119,700	104,700
Directors' fees	$ 1,650	$ 1,440	$ 1,220
Executive officers and members of the Board of Directors
Related party transactions [abstract]
Number of people | employee	15	15	14
Achievement of performance condition for the grant of the number of shares (as a percent)		82.00%
Estimate used for assumption of performance condition for the grant of the number of shares (as a percent)		70.00%
Directors of corporate functions in Group Performance Management Committee
Related party transactions [abstract]
Number of people | employee	4	4	4